Trade and Other Payables - Summary of Trade and Other Current Payables (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Joint Ventures [Member]
Disclosure Of Detailed Information About Trade And Other Payables [Line Items]
Bills payable	¥ 63,600	$ 10,048	¥ 50
Associates [Member]
Disclosure Of Detailed Information About Trade And Other Payables [Line Items]
Bills payable	8,560	1,352	12,210
Other related parties [Member]
Disclosure Of Detailed Information About Trade And Other Payables [Line Items]
Bills payable	¥ 114,749	$ 18,129	¥ 133,708